UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  28-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

      /s/  Christopher Cheng     Westfield, NJ     November 10, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $94,273 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      348     6050 SH       SOLE                        0        0     6050
AMERICAN INTL GROUP INC        COM              026874107       40    12150 SH       SOLE                        0        0    12150
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      522        4 SH       SOLE                        0        0        4
CISCO SYS INC                  COM              17275R102     1019    45187 SH       SOLE                        0        0    45187
CITIGROUP INC                  COM              172967101      302    14718 SH       SOLE                        0        0    14718
DUKE REALTY CORP               COM NEW          264411505     1034    42061 SH       SOLE                        0        0    42061
DYCOM INDS INC                 COM              267475101      180    13845 SH       SOLE                        0        0    13845
E M C CORP MASS                COM              268648102      320    26738 SH       SOLE                        0        0    26738
EATON VANCE INS NY MUN BD FD   COM              27827Y109      110    10000 SH       SOLE                        0        0    10000
EXXON MOBIL CORP               COM              30231G102      998    12853 SH       SOLE                        0        0    12853
GENERAL ELECTRIC CO            COM              369604103      428    16790 SH       SOLE                        0        0    16790
GRACO INC                      COM              384109104      249     6987 SH       SOLE                        0        0     6987
ISHARES INC                    MSCI BRAZIL      464286400     1334    23687 SH       SOLE                        0        0    23687
ISHARES INC                    MSCI MEX INVEST  464286822      988    21162 SH       SOLE                        0        0    21162
ISHARES INC                    MSCI PAC J IDX   464286665     5506   153372 SH       SOLE                        0        0   153372
ISHARES TR                     RUSL 2000 GROW   464287648      577     8167 SH       SOLE                        0        0     8167
ISHARES TR                     LEHMAN AGG BND   464287226     4323    43847 SH       SOLE                        0        0    43847
ISHARES TR                     FTSE XNHUA IDX   464287184      321     9300 SH       SOLE                        0        0     9300
ISHARES TR                     S&P SMLCAP 600   464287804     1205    20241 SH       SOLE                        0        0    20241
ISHARES TR                     RUSSELL MCP GR   464287481      917    21156 SH       SOLE                        0        0    21156
ISHARES TR                     RUSL 2000 VALU   464287630     1323    19672 SH       SOLE                        0        0    19672
ISHARES TR                     LEHMAN SH TREA   464288679     1081     9804 SH       SOLE                        0        0     9804
ISHARES TR                     RUSSELL1000GRW   464287614     3642    75010 SH       SOLE                        0        0    75010
ISHARES TR                     MSCI EMERG MKT   464287234     7418   217096 SH       SOLE                        0        0   217096
ISHARES TR                     RUSSELL 1000     464287622     5344    84074 SH       SOLE                        0        0    84074
ISHARES TR                     1-3 YR TRS BD    464287457      203     2425 SH       SOLE                        0        0     2425
ISHARES TR                     RUSSELL 3000     464287689      512     7445 SH       SOLE                        0        0     7445
ISHARES TR                     RUSSELL MCP VL   464287473     2695    68742 SH       SOLE                        0        0    68742
ISHARES TR                     RUSSELL MIDCAP   464287499     3557    43290 SH       SOLE                        0        0    43290
ISHARES TR                     CONS GOODS IDX   464287812      309     5389 SH       SOLE                        0        0     5389
ISHARES TR                     S&P LTN AM 40    464287390     4567   117869 SH       SOLE                        0        0   117869
ISHARES TR                     S&P 100 IDX FD   464287101     1642    30960 SH       SOLE                        0        0    30960
ISHARES TR                     S&P EURO PLUS    464287861     5964   149636 SH       SOLE                        0        0   149636
ISHARES TR                     DJ SEL DIV INX   464287168     1924    36141 SH       SOLE                        0        0    36141
ISHARES TR                     S&P MIDCAP 400   464287507      671     9277 SH       SOLE                        0        0     9277
ISHARES TR                     US TIPS BD FD    464287176      220     2167 SH       SOLE                        0        0     2167
ISHARES TR                     RUSSELL 2000     464287655     1254    18436 SH       SOLE                        0        0    18436
ISHARES TR                     RUSSELL1000VAL   464287598     9955   155812 SH       SOLE                        0        0   155812
ISHARES TR                     MSCI EAFE IDX    464287465     3880    68914 SH       SOLE                        0        0    68914
JOHNSON & JOHNSON              COM              478160104      872    12587 SH       SOLE                        0        0    12587
JPMORGAN & CHASE & CO          COM              46625h100      395     8468 SH       SOLE                        0        0     8468
KKR FINANCIAL HLDGS LLC        COM              48248A306      571    89722 SH       SOLE                        0        0    89722
LILLY ELI & CO                 COM              532457108     1322    30026 SH       SOLE                        0        0    30026
MERRILL LYNCH & CO INC         COM              590188108      205     8100 SH       SOLE                        0        0     8100
MIDCAP SPDR TR                 UNIT SER 1       595635103      287     2181 SH       SOLE                        0        0     2181
MSCI INC                       CL A             55354G100      813    33888 SH       SOLE                        0        0    33888
OMNICOM GROUP INC              COM              681919106     1744    45221 SH       SOLE                        0        0    45221
RAYONIER INC                   COM              754907103      385     8136 SH       SOLE                        0        0     8136
SCHLUMBERGER LTD               COM              806857108      264     3385 SH       SOLE                        0        0     3385
SEACOR HOLDINGS INC            COM              811904101     1520    19250 SH       SOLE                        0        0    19250
SPDR TR                        UNIT SER 1       78462F103     1224    10555 SH       SOLE                        0        0    10555
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      221     5000 SH       SOLE                        0        0     5000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      233     5084 SH       SOLE                        0        0     5084
UST INC                        COM              902911106      255     3825 SH       SOLE                        0        0     3825
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      545    12292 SH       SOLE                        0        0    12292
VANGUARD INDEX FDS             MID CAP ETF      922908629      211     3550 SH       SOLE                        0        0     3550
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      564     9502 SH       SOLE                        0        0     9502
VANGUARD INDEX FDS             SMALL CP ETF     922908751      524     8792 SH       SOLE                        0        0     8792
VANGUARD INDEX FDS             VALUE ETF        922908744      246     4698 SH       SOLE                        0        0     4698
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2010    47362 SH       SOLE                        0        0    47362
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207     2980    43858 SH       SOLE                        0        0    43858